Equity Transactions (Details Narrative) (USD $)	6 Months Ended		12 Months Ended	44 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2014	Sep. 06, 2013	Sep. 05, 2013	Jul. 18, 2013
Common Stock, Shares Authorized	37,503,000,000		37,503,000,000	37,503,000,000	37,503,000,000	90,000,000
Common Stock, Par Value	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000
Preferred Stock, Par Value	$ 0.001		$ 0.001	$ 0.001
Series A Preferred Stock, Designated	6,000,000						6,000,000
Issuance of common stock for cash, shares				1,093,837,500
Issuance of common stock for cash, amount				$ 52,500
Common Stock, Issued	422,414,231		414,411,438	414,411,438
Preferred Stock, Issued	6,000,000		6,000,000	6,000,000
Stock split ratio	416.7
Options granted, number of shares	4,250,000		47,503,280
Shares issued for services, value	330,000	0
Debt Instrument, Converted Amount	12,000	0
Warrant #6
Date	Jul. 10, 2014
Warrants	700,000
Stock price on grant date	$ 0.043
Exercise price	$ 0.15
Expected life	3 years
Warrant #7
Date	Jul. 29, 2014
Warrants	700,000
Stock price on grant date	$ 0.05
Exercise price	$ 0.15
Expected life	3 years
Note Payable
Common Stock, shares issued	550,459
Common Stock, price per share	$ 0.218
Debt Instrument	37,500
Debt Instrument, Converted Amount	12,000
Debt Instrument, Remaining Principal Balance	25,500
Legal Services
Common Stock, shares issued	4,000,000
Shares issued for services	1,000,000
Shares issued for services, value	30,000
Date	Jul. 01, 2014
Asset Assign Agmt
Date of Agreement	2013-07-18
Common Stock, shares issued	82,767,038
Series A Preferred Stock, shares issued	6,000,000
Shares Issued, Value	123,973
Sale Agmt
Shares agreed to cancel	262,521,000
Shares returned to treasury	500,255,434
Date of Agreement	2013-07-19
Consultant
Shares issued for services	2,500,000
Shares issued for services, value	300,000
Stock Deposits
Common Stock, shares issued	1,469,000
Shares Issued, Value	147,050
Warrant #1
Common Stock, shares issued	250,000
Date	Oct. 29, 2013
Warrants	250,000
Stock price on grant date	$ 0.30
Exercise price	$ 0.50
Expected life	1 year
Warrant #2
Common Stock, shares issued	250,000
Date	Dec. 11, 2013
Warrants	250,000
Stock price on grant date	$ 0.02
Exercise price	$ 0.50
Expected life	1 year
Warrant #3
Common Stock, shares issued	83,334
Date	Mar. 10, 2014
Warrants	83,334
Stock price on grant date	$ 0.02
Exercise price	$ 0.50
Expected life	1 year
Warrant #4
Common Stock, shares issued	83,334
Date	Apr. 04, 2014
Warrants	83,334
Stock price on grant date	$ 0.199
Exercise price	$ 0.50
Expected life	1 year
Warrant #5
Common Stock, shares issued	1,000,000
Date	Apr. 15, 2014
Warrants	$ 1,000,000
Stock price on grant date	$ 0.252
Exercise price	$ 0.35
Expected life	3 years